STATED SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
STATED SHARE CAPITAL.
STATED SHARE CAPITAL

24.    Stated share capital

Accounting policy

Ordinary share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Figures in thousand	2019	2018	2017
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,266,261	2,168,721	929,004
Shares issued under SGL Share Plan	4,442	10,394	1,407
Shares issued for cash	108,932	-	-
Shares issued with acquisition of subsidiary	290,395	-	-
Rights issue	-	-	1,195,787
Capitalisation issue	-	87,146	42,523
Number of shares in issue at end of the year	2,670,030	2,266,261	2,168,721

Authorised and issued

As at 31 December 2016, the authorised share capital was 2,000,000,000 ordinary no par value shares and issued ordinary share capital was 929,004,342 ordinary no par value shares.

At the shareholder’s general meeting on 25 April 2017, the authorised number of shares was increased to 10,000,000,000 ordinary no par value shares.

On 14 June 2017, Sibanye-Stillwater raised net capital of R12,932.4 million, being proceeds of R13,438.5 million and transactions costs of R506.1 million, from a rights issue, when 1,195,787,294 shares were issued with nine (9) new shares issued for every seven (7) existing shares held, on 4 October 2017, 42,522,524 shares were issued with two (2) capitalisation issue shares for every 100 existing share held.

On 11 April 2018, 87,145,885 shares were issued with four (4) capitalisation issue shares for every 100 existing share held.

On 15 April 2019, Sibanye-Stillwater raised net capital of R1.7 billion from a placing of 108,932,356 new ordinary no par value shares to existing and new institutional investors.

On 10 June 2019, 290,394,531 shares were issued to the shareholders of Lonmin Plc (refer note 14.1).

All the Sibanye-Stillwater ordinary no par value shares rank pari passu in all respects, there being no conversion or exchange rights attached thereto, and all of the ordinary shares will have equal rights to participate in capital, dividend and profit distributions by the Company.

Repurchase of shares

The Company has not exercised the general authority granted to buy back shares from its issued ordinary share capital granted at the shareholders’ meeting held on 28 May 2019. The next AGM for the Group will be the AGM held for Sibanye Stillwater Limited.